Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Laboratory inventories	420	353	425
Inventories write‑down	(33)	(33)	(33)
Total inventories	387	320	392